SUBSEQUENT EVENTS - Company utilized proceeds (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Nov. 09, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Repayment of revolving loan		$ 223,132	$ 283,887	$ 384,215	$ 406,381
Subsequent event
Subsequent Event [Line Items]
Repayments of term loan	$ 38,937
Repayment of revolving loan	$ 20,500